Average Annual Total Returns - Eaton Vance Emerging Markets Debt Opportunities Fund	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index One Year	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index Five Years	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date	Class R6 One Year	Class R6 Five Years	Class R6 Life of Fund	Class R6 Inception Date
Total	(4.65%)	3.96%	1.76%	(2.08%)	5.86%	3.56%	Sep. 03, 2015	(4.46%)	3.20%	1.48%	(0.74%)	3.56%	1.87%	1.52%	6.86%	4.35%	Sep. 03, 2015	1.54%	6.91%	4.35%	Feb. 04, 2013